Revenues (Tables)	6 Months Ended
Jun. 30, 2021
Revenues [Abstract]
Revenues
Revenues are comprised of the following:

	Six Month Periods Ended
	June 30, 2020	June 30, 2021
Time charter revenue	$94,930	$139,485
Voyage charter revenue	1,379	5,156
Other income	1,331	5,544
Total	97,640	150,185